Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Parties [Line Items]
Investment amount	$ 1,000
Services agreement payments	64
Balances amounts owed to related parties	81,010	$ 53,027
Wix.Com Ltd [Member]
Related Parties [Line Items]
Services agreement payments	23
Fireblocks Ltd. [Member]
Related Parties [Line Items]
Services agreement payments	166
Other Related Parties [Member]
Related Parties [Line Items]
Balances amounts owed to related parties	$ 24,802	$ 19,235